Financing Charges - Schedule of Financing Charges (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Banking and Thrift, Interest [Abstract]
Interest on long-term debt	$ 581	$ 505
Interest on short-term notes	44	27
Interest on regulatory accounts	15	8
Realized gain on cash flow hedges (interest-rate swap agreements) (Notes 7, 17)	(2)	(3)
Other	16	17
Less: Interest capitalized on construction and development in progress	(72)	(63)
Interest earned on cash and cash equivalents	(12)	(7)
Deferred Tax Asset (DTA) carrying charges	0	2
Net financing charges	$ 570	$ 486